As filed with the Securities and Exchange Commission on September 6, 2012.

1933 Act Registration No. 33-12911

1940 Act Registration No. 811-5075

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 74	☒
(Check appropriate box or boxes)

THRIVENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (612) 844-5168

REBECCA A. PAULZINE

THRIVENT MUTUAL FUNDS

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b):

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 6th day of September, 2012.

THRIVENT MUTUAL FUNDS

/s/ Rebecca A. Paulzine Rebecca A. Paulzine, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 6th day of September, 2012:

Signature	Title

/s/ Russell W. Swansen	President (Principal Executive Officer) and Trustee
Russell W. Swansen

/s/ Gerard V. Vaillancourt	Treasurer (Principal Financial and Accounting Officer)
Gerard V. Vaillancourt

*	Trustee
Janice B. Case

*	Trustee
Richard L. Gady

*	Trustee
Richard A. Hauser

*	Trustee
Marc S. Joseph

*	Trustee
Paul R. Laubscher

*	Trustee
James A. Nussle

*	Trustee
Douglas D. Sims

*	Trustee
Constance L. Souders

*	Rebecca A. Paulzine, by signing her name hereto, does hereby sign this document on behalf of each of the above- named Trustees of Thrivent Mutual Funds pursuant to the powers of attorney duly executed by such persons.

Dated: September 6, 2012	/s/ Rebecca A. Paulzine
Rebecca A. Paulzine
Attorney-in-Fact

Index Insert

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase